UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21609

Western Asset Variable Rate Strategic Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC. (GFY)

FORM N-Q

JUNE 30, 2016

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 44.7%
Adjustable Rate Mortgage Trust, 2005-11 5A1	0.723%	2/25/36	153,744	$125,300	(a)
Banc of America Funding Corp., 2004-B 6A1	2.082%	12/20/34	335,701	230,647	(a)
Banc of America Funding Corp., 2005-E 8A1	2.108%	6/20/35	388,466	244,997	(a)
Banc of America Funding Corp., 2015-R3 3A2	1.170%	4/29/47	1,460,000	1,250,795	(a)(b)
Bayview Commercial Asset Trust, 2006-1A B2	2.153%	4/25/36	508,035	341,082	(a)(b)
Bear Stearns Alt-A Trust, 2004-03 A1	1.093%	4/25/34	406,165	390,302	(a)
Bear Stearns Alt-A Trust, 2004-10 1A3	1.453%	9/25/34	35,578	35,262	(a)
Bear Stearns ARM Trust, 2004-08 11A1	2.836%	11/25/34	265,802	261,635	(a)
Chevy Chase Mortgage Funding Corp., 2004-2A A1	0.723%	5/25/35	315,248	283,669	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-3A A1	0.703%	8/25/35	303,559	270,841	(a)(b)
Connecticut Avenue Securities, 2013-C01 M2	5.703%	10/25/23	300,000	318,365	(a)
Countrywide Alternative Loan Trust, 2004-6CB A	1.033%	5/25/34	411,239	395,849	(a)
Countrywide Alternative Loan Trust, 2005-24 4A1	0.678%	7/20/35	762,703	640,927	(a)(c)
Countrywide Alternative Loan Trust, 2008-2R 3A1	6.000%	8/25/37	552,493	447,282
Countrywide Home Loans, 2004-20 2A1	2.734%	9/25/34	460,854	320,264	(a)
Countrywide Home Loans, 2004-R1 2A	6.500%	11/25/34	59,514	57,429	(b)
Countrywide Home Loans, 2005-HYB9 3A1A	2.592%	2/20/36	465,383	409,850	(a)
Countrywide Home Loans, 2005-R2 2A1	7.000%	6/25/35	151,862	155,261	(b)
Countrywide Home Loans, 2006-R2 AF1	0.873%	7/25/36	122,132	110,962	(a)(b)
Countrywide Home Loans, Mortgage Pass-Through Trust, 2004-29 2A1	1.113%	2/25/35	37,224	32,269	(a)
Countrywide Home Loans, Mortgage Pass-Through Trust, 2005-R1 1AF1	0.813%	3/25/35	193,754	170,772	(a)(b)
Credit Suisse Mortgage Trust, 2014-5R 3A1	0.646%	12/27/36	268,055	260,812	(a)(b)
Credit Suisse Mortgage Trust, 2015-10R 3A2	1.250%	10/27/46	1,110,000	895,339	(a)(b)
Deutsche Mortgage Securities Inc., 2004-4 3AR1	3.348%	6/25/34	256,130	243,154	(a)
Downey Savings & Loan Association Mortgage Loan Trust, 2006-AR1 1A1A	1.330%	3/19/46	236,962	183,184	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 2638 DI, IO, PAC	5.000%	5/15/23	101,850	2,001
Federal National Mortgage Association (FNMA), 2013-25 BI, IO	3.000%	3/25/33	10,910,397	1,230,928	(c)
Federal National Mortgage Association (FNMA), 2013-62 AI, IO	3.000%	6/25/33	6,980,393	818,429
Federal National Mortgage Association (FNMA), STRIPS, 347 2, IO	5.000%	1/25/34	1,107,440	206,949
Federal National Mortgage Association (FNMA), STRIPS, IO, 339 30	5.500%	8/25/18	157,962	5,072	(a)
Government National Mortgage Association (GNMA), 2010-H03 FA	1.000%	3/20/60	139,122	138,739	(a)(c)
Government National Mortgage Association (GNMA), 2010-H10 FC	1.450%	5/20/60	114,668	116,041	(a)(c)
Government National Mortgage Association (GNMA), 2010-H11 FA	1.450%	6/20/60	655,264	664,550	(a)(c)
Government National Mortgage Association (GNMA), 2011-H01 AF	0.886%	11/20/60	1,160,159	1,151,927	(a)(c)
Government National Mortgage Association (GNMA), 2011-H03 FA	0.936%	1/20/61	132,553	131,911	(a)(c)
Government National Mortgage Association (GNMA), 2011-H05 FA	0.936%	12/20/60	260,523	259,303	(a)(c)
Government National Mortgage Association (GNMA), 2011-H05 FB	0.936%	12/20/60	243,952	242,727	(a)(c)
Government National Mortgage Association (GNMA), 2011-H06 FA	0.886%	2/20/61	584,042	580,072	(a)(c)
Government National Mortgage Association (GNMA), 2011-H07 FA	0.936%	2/20/61	403,449	401,666	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Government National Mortgage Association (GNMA), 2011-H08 FD	0.936%	2/20/61	373,224	$371,417	(a)(c)
Government National Mortgage Association (GNMA), 2011-H09 AF	0.936%	3/20/61	731,677	728,086	(a)(c)
Government National Mortgage Association (GNMA), 2011-H11 FB	0.936%	4/20/61	139,415	138,722	(a)(c)
Government National Mortgage Association (GNMA), 2012-H18 NA	0.956%	8/20/62	631,589	629,020	(a)(c)
Government National Mortgage Association (GNMA), 2012-H23 SA	0.966%	10/20/62	420,059	418,341	(a)(c)
Government National Mortgage Association (GNMA), 2012-H23 WA	0.956%	10/20/62	685,276	682,250	(a)(c)
GSMPS Mortgage Loan Trust, 2005-RP2 1AF	0.803%	3/25/35	612,882	521,630	(a)(b)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1	0.853%	4/25/36	304,899	252,325	(a)(b)
GSMSC Resecuritization Trust, 2014	0.586%	4/26/37	1,230,000	961,974	(a)(b)
HarborView Mortgage Loan Trust, 2004-10 4A	2.963%	1/19/35	198,265	195,070	(a)
HarborView Mortgage Loan Trust, 2005-14 3A1A	3.024%	12/19/35	101,404	88,943	(a)
IMPAC Secured Assets Corp., 2005-2 A1	0.773%	3/25/36	1,397,389	1,009,755	(a)
Indymac Index Mortgage Loan Trust, 2004-AR07 A2	1.313%	9/25/34	181,051	164,578	(a)
Indymac Index Mortgage Loan Trust, 2004-AR12 A1	1.233%	12/25/34	224,952	187,495	(a)
Indymac Index Mortgage Loan Trust, 2005-AR21 4A1	2.956%	10/25/35	273,215	233,555	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	1,210,000	984,928
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	690,000	630,806	(a)
JPMorgan Mortgage Trust, 2005-A3 3A4	2.650%	6/25/35	271,691	269,978	(a)
MASTR Adjustable Rate Mortgages Trust, 2003-6 2A1	2.574%	12/25/33	79,077	76,475	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F	0.803%	5/25/35	916,856	727,053	(a)(b)
MASTR Reperforming Loan Trust, 2006-2 1A1	4.568%	5/25/36	344,178	312,895	(a)(b)
MASTR Reperforming Loan Trust, 2006-2 2A1	3.369%	5/25/36	112,551	100,215	(a)(b)
Morgan Stanley Capital I Trust, 2007-HQ11 AJ	5.508%	2/12/44	660,000	651,214	(a)(c)
Morgan Stanley Mortgage Loan Trust, 2006-6AR 2A	2.867%	5/25/36	630,298	526,654	(a)
Morgan Stanley Re-remic Trust, 2015-R2 1A1	0.957%	12/26/46	523,876	506,026	(a)(b)
Morgan Stanley Re-remic Trust, 2015-R2 1B	0.957%	12/26/46	1,621,253	681,084	(a)(b)
Morgan Stanley Re-remic Trust, 2015-R4 1A1	0.696%	8/26/47	912,819	864,573	(a)(b)
Morgan Stanley Re-remic Trust, 2015-R6 1A1	0.706%	7/26/45	310,383	289,539	(a)(b)
Morgan Stanley Re-remic Trust, 2015-R6 2A1	0.699%	7/26/45	309,853	288,198	(a)(b)
Morgan Stanley Re-remic Trust, 2015-R6 2B	0.699%	7/26/45	2,670,000	1,070,818	(a)(b)
Mortgage IT Trust, 2005-3 A1	0.753%	8/25/35	376,112	349,765	(a)
Nomura Resecuritization Trust, 2015-1R 2A2	0.906%	10/26/36	1,070,000	1,004,171	(a)(b)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	519,690	500,130	(b)
Residential Accredit Loans Inc., 2004-QA2 A2	0.893%	6/25/34	290,961	283,592	(a)
Residential Accredit Loans Inc., 2005-QO4 2A1	0.733%	12/25/45	306,429	214,572	(a)
Structured Agency Credit Risk Debt Notes, 2013-DN1 M2	7.603%	7/25/23	420,000	477,198	(a)
Structured ARM Loan Trust, 2004-09XS A	0.823%	7/25/34	480,973	463,942	(a)
Structured Asset Mortgage Investments Inc., 2004-AR3 1A1	1.048%	7/19/34	290,465	278,135	(a)
Structured Asset Mortgage Investments Inc., 2006-AR2 A1	0.683%	2/25/36	673,501	520,709	(a)
Structured Asset Mortgage Investments Inc., 2006-AR3 11A1	0.663%	4/25/36	278,150	200,161	(a)
Structured Asset Securities Corp., 2005-RF1 A	0.803%	3/25/35	167,129	137,790	(a)(b)
Structured Asset Securities Corp., 2005-RF2 A	0.803%	4/25/35	185,278	153,982	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR8	0.813%	10/25/45	490,903	$425,055	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR11	2.596%	10/25/34	143,822	144,652	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR12 A2A	0.843%	10/25/44	128,525	123,991	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-4 CB9	0.853%	6/25/35	618,710	460,305	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR01 A2A3	1.253%	1/25/45	102,577	94,272	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR08 2AB3	0.813%	7/25/45	780,866	690,005	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1C3	0.943%	10/25/45	209,358	177,884	(a)
Wells Fargo Commercial Mortgage Trust, 2015-C31 D	3.852%	11/15/48	454,630	324,286

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $36,472,732)				35,614,778

ASSET-BACKED SECURITIES - 33.1%
ABFS Mortgage Loan Trust, 2002-3 M1	5.902%	9/15/33	676,180	530,973
Academic Loan Funding Trust, 2013-1A A	1.253%	12/26/44	372,998	369,405	(a)(b)
Ace Securities Corp., 2005-HE3 M4	1.398%	5/25/35	1,280,000	879,245	(a)
Adams Mill CLO Ltd., 2014-1A A2	2.058%	7/15/26	500,000	494,271	(a)(b)
ALM Loan Funding, 2013-10A B	3.228%	1/15/25	250,000	244,777	(a)(b)
Ameriquest Mortgage Securities Inc., 2002-AR1 M1	1.517%	9/25/32	122,712	112,461	(a)
Ameriquest Mortgage Securities Inc., 2005-R1 M1	1.128%	3/25/35	163,259	163,483	(a)
Apidos CLO, 2013-16A B	3.433%	1/19/25	400,000	395,646	(a)(b)
Argent Securities Inc., 2003-W3 M1	1.578%	9/25/33	24,093	21,050	(a)
Atrium CDO Corp., 2009-A A	1.974%	2/28/24	500,000	497,804	(a)(b)
Bear Stearns Asset-Backed Securities Trust, 2001-3 A1	1.353%	10/27/32	175,298	163,720	(a)
Bear Stearns Asset-Backed Securities Trust, 2007-SD1 1A2A	6.000%	10/25/36	662,255	495,089
Carlyle Global Market Strategies, 2013-4A C	3.428%	10/15/25	250,000	247,525	(a)(b)
Cavalry CLO Ltd., 2002A A	1.983%	1/17/24	250,000	248,683	(a)(b)
Chase Funding Mortgage Loan Asset-Backed Certificates, 2004-1 1A7	3.985%	11/25/33	294,518	303,066
Citigroup Mortgage Loan Trust Inc., 2005-OPT1 M1	1.083%	2/25/35	244,419	237,024	(a)
Citigroup Mortgage Loan Trust Inc., 2005-OPT4 M2	0.883%	7/25/35	173,578	173,362	(a)
Countrywide Asset-Backed Certificates, 2003-5 AF5	5.417%	2/25/34	631,145	634,590
Countrywide Asset-Backed Certificates, 2004-BC1 M1	1.203%	2/25/34	106,940	103,389	(a)
Countrywide Asset-Backed Certificates, 2007-13 2A1	1.353%	10/25/47	772,070	648,922	(a)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.592%	11/15/36	554,343	434,783	(a)
Credit-Based Asset Servicing and Securitization LLC, 2007-SP1 A4	6.020%	12/25/37	448,346	469,818	(b)
Dryden Senior Loan Fund, 2014-31A C	3.483%	4/18/26	500,000	491,330	(a)(b)
Dryden Senior Loan Fund, 2014-34A D	4.228%	10/15/26	250,000	234,048	(a)(b)
EMC Mortgage Loan Trust, 2004-C A1	0.996%	3/25/31	25,720	25,623	(a)(b)
Flatiron CLO Ltd., 2013-1A B	3.383%	1/17/26	500,000	477,982	(a)(b)
Greenpoint Home Equity Loan Trust, 2004-4 A	1.002%	8/15/30	137,729	129,401	(a)
Greenpoint Manufactured Housing, 1999-3 1A7	7.270%	6/15/29	156,522	155,180
GSAA Trust, 2006-5 2A3	0.723%	3/25/36	1,074,861	701,252	(a)
GSAMP Trust, 2004-OPT B1	2.853%	11/25/34	57,835	34,848	(a)
GSAMP Trust, 2004-SEA2 M2	1.703%	3/25/34	1,247,406	854,540	(a)
GSRPM Mortgage Loan Trust, 2007-1 A	0.853%	10/25/46	332,167	273,945	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Home Equity Mortgage Trust, 2006-2 2A1	0.613%	7/25/36	346,055	$166,352	(a)
Indymac Seconds Asset Backed Trust, 2006-A A	0.713%	6/25/36	2,218,197	436,910	(a)
IXIS Real Estate Capital Trust, 2005-HE4 A3	1.133%	2/25/36	32,065	31,877	(a)
Lehman XS Trust, (Structured Asset Securities Corp.), 2005-1 2A2	1.957%	7/25/35	587,737	566,116	(a)
Lehman XS Trust, 2005-5N 3A1A	0.753%	11/25/35	235,288	201,069	(a)
Lehman XS Trust, 2006-8 2A4A	0.713%	6/25/36	1,895,303	1,183,386	(a)
Long Beach Mortgage Loan Trust, 2001-3 M1	1.278%	9/25/31	147,283	137,026	(a)
Long Beach Mortgage Loan Trust, 2002-1 2M1	1.578%	5/25/32	121,996	119,845	(a)
Madison Park Funding Ltd., 2013-11A C	3.388%	10/23/25	250,000	242,482	(a)(b)
Marathon CLO Ltd., 2015-8A C	4.683%	7/18/27	250,000	206,723	(a)(b)
Morgan Stanley Capital Inc., 2003-NC9 M	1.578%	9/25/33	596,176	536,584	(a)
Morgan Stanley Capital Inc., 2004-HE8 A7	1.513%	9/25/34	74,135	68,707	(a)
Morgan Stanley Capital Inc., 2004-HES M2	2.328%	6/25/34	978,280	908,648	(a)
New Century Home Equity Loan Trust, 2004-3 M1	1.383%	11/25/34	638,898	571,480	(a)
Novastar Home Equity Loan, 2004-1 M3	1.278%	6/25/34	690,000	650,563	(a)
Option One Mortgage Loan Trust, 2005-1 A4	1.253%	2/25/35	70,054	69,813	(a)
Option One Mortgage Loan Trust, 2005-3 M4	1.073%	8/25/35	1,040,000	450,879	(a)
Origen Manufactured Housing Contract Trust, 2007-A A2	2.291%	4/15/37	461,196	389,799	(a)
Park Place Securities Inc., 2004-WHQ2 M2	1.398%	2/25/35	208,023	207,804	(a)
Park Place Securities Inc., 2005-WHQ1 M6	1.623%	3/25/35	830,000	561,065	(a)
People’s Choice Home Loan Securities Trust, 2004-2 M1	1.353%	10/25/34	115,096	113,992	(a)
RAAC Series, 2006-RP2 A	0.696%	2/25/37	209,292	207,636	(a)(b)
RAAC Series, 2006-RP3 A	0.716%	5/25/36	532,857	484,835	(a)(b)
RAAC Series, 2007-RP3 M1	1.246%	10/25/46	1,019,362	391,684	(a)(b)
Regatta IV Funding Ltd., 2014-1A D	4.138%	7/25/26	250,000	223,536	(a)(b)
Renaissance Home Equity Loan Trust, 2003-1 A	1.313%	6/25/33	581,338	554,533	(a)
Renaissance Home Equity Loan Trust, 2003-2 A	1.333%	8/25/33	71,289	66,496	(a)
Renaissance Net Interest Margin Trust, 2007-2 N	8.353%	6/25/37	128,633	1	*(b)(d)(e)
Residential Asset Mortgage Products Inc., 2003-RS7 MII1	1.578%	8/25/33	32,117	28,638	(a)
Residential Asset Mortgage Products Inc., 2003-RZ4 A7	5.290%	6/25/33	8,667	8,860
Residential Asset Mortgage Products Inc., 2003-SL1 M1	7.347%	4/25/31	544,131	324,110	(a)
Residential Asset Securities Corp., 2005-EMX3 M5	1.103%	9/25/35	1,250,000	968,131	(a)
Residential Asset Securities Corp., 2006-KS2 M3	0.863%	3/25/36	1,260,000	839,551	(a)
Residential Funding Mortgage Securities Trust, 2006-HSA3 A	0.583%	5/25/36	824,837	742,051	(a)
SACO I Trust, 2006-3 A3	0.913%	4/25/36	199,830	352,355	(a)
SACO I Trust, 2006-4 A1	0.793%	3/25/36	204,399	339,203	(a)
Saratoga Investment Corp. CLO Ltd., 2013-1A A1	1.934%	10/20/23	250,000	249,266	(a)(b)
SLM Student Loan Trust, 2013-B B	3.000%	5/16/44	700,000	689,889	(b)
Structured Asset Investment Loan Trust, 2004-9 M4	2.403%	10/25/34	117,619	89,259	(a)
Structured Asset Securities Corp., 2007-BC3 2A3	0.633%	5/25/47	290,000	240,179	(a)
Venture CDO Ltd., 2014-16A A3L	3.378%	4/15/26	500,000	464,441	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $26,545,449)				26,333,009

CORPORATE BONDS & NOTES - 41.2%
CONSUMER DISCRETIONARY - 4.4%
Auto Components - 0.4%
Goodyear Tire & Rubber Co., Senior Bonds	5.125%	11/15/23	90,000	93,375
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	200,000	203,374	(b)

Total Auto Components				296,749

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Automobiles - 2.2%
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	250,000	$287,047	(c)
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	400,000	422,592
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	1,000,000	1,029,672

Total Automobiles				1,739,311

Diversified Consumer Services - 0.0%
Service Corp. International, Senior Notes	7.625%	10/1/18	30,000	33,450

Hotels, Restaurants & Leisure - 0.5%
Choctaw Resort Development Enterprise, Senior Notes	7.250%	11/15/19	200,000	190,000	(b)
MGM Resorts International, Senior Notes	7.625%	1/15/17	230,000	237,475

Total Hotels, Restaurants & Leisure				427,475

Media - 1.3%
Comcast Corp., Senior Notes	6.500%	1/15/17	400,000	411,763	(c)
DISH DBS Corp., Senior Notes	6.750%	6/1/21	400,000	415,500
DISH DBS Corp., Senior Notes	5.875%	7/15/22	190,000	185,250

Total Media				1,012,513

TOTAL CONSUMER DISCRETIONARY				3,509,498

CONSUMER STAPLES - 2.4%
Beverages - 0.6%
Anheuser-Busch InBev Finance Inc., Senior Notes	1.897%	2/1/21	440,000	453,641	(a)

Food Products - 1.3%
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	920,000	1,002,162	(b)(c)

Tobacco - 0.5%
Altria Group Inc., Senior Notes	9.250%	8/6/19	350,000	431,789	(c)

TOTAL CONSUMER STAPLES				1,887,592

ENERGY - 6.5%
Energy Equipment & Services - 0.3%
Ensco PLC, Senior Notes	5.200%	3/15/25	300,000	208,875	(c)

Oil, Gas & Consumable Fuels - 6.2%
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	49,000	51,590
Chesapeake Energy Corp., Senior Notes	3.878%	4/15/19	400,000	303,000	(a)
Continental Resources Inc., Senior Notes	5.000%	9/15/22	500,000	491,250	(c)
Ecopetrol SA, Senior Notes	4.250%	9/18/18	240,000	249,000	(c)
Enterprise Products Operating LLC, Junior Subordinated Notes	8.375%	8/1/66	80,000	70,584	(a)(c)
Enterprise Products Operating LLC, Junior Subordinated Notes	7.034%	1/15/68	120,000	126,479	(a)(c)
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	210,000	218,461	(f)
LUKOIL International Finance BV, Senior Notes	7.250%	11/5/19	240,000	269,076	(f)
Petrobras Global Finance BV, Senior Notes	3.000%	1/15/19	1,230,000	1,142,670	(c)
Petroleos Mexicanos, Senior Notes	3.500%	7/23/20	250,000	250,402
Rosneft Finance SA, Senior Notes	7.875%	3/13/18	200,000	216,500	(f)
Shell International Finance BV, Senior Notes	1.875%	5/10/21	600,000	603,598
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	210,000	261,807	(b)
Whiting Petroleum Corp., Senior Notes	5.000%	3/15/19	500,000	462,500
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	250,000	230,875

Total Oil, Gas & Consumable Fuels				4,947,792

TOTAL ENERGY				5,156,667

FINANCIALS - 19.4%
Banks - 13.8%
Bank of America Corp., Junior Subordinated Notes	6.250%	9/5/24	650,000	660,952	(a)(g)
Bank of America Corp., Senior Notes	3.750%	7/12/16	600,000	600,291	(c)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	660,000	673,958	(c)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Barclays Bank PLC, Senior Notes	5.000%	9/22/16	200,000	$201,702	(c)
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	570,000	567,806	(a)(g)
Citigroup Inc., Subordinated Bonds	4.400%	6/10/25	900,000	942,785	(c)
Cooperatieve Rabobank U.A., Junior Subordinated Notes	11.000%	6/30/19	260,000	311,025	(a)(b)(c)(g)
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	620,000	695,299	(a)(b)(c)(g)
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	1,320,000	1,287,132	(a)(c)(g)
M&T Bank Corp., Junior Subordinated Bonds	6.875%	8/1/16	570,000	572,850	(c)(g)
M&T Bank Corp., Junior Subordinated Bonds	6.450%	2/15/24	1,190,000	1,279,250	(a)(c)(g)
PNC Financial Services Group Inc., Junior Subordinated Bonds	4.850%	6/1/23	990,000	950,400	(a)(c)(g)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	8/1/16	1,800,000	1,779,818	(a)(c)(g)
Wells Fargo & Co., Senior Notes	3.500%	3/8/22	450,000	483,067	(c)

Total Banks				11,006,335

Capital Markets - 2.1%
Bank of New York Mellon Corp., Junior Subordinated Notes	4.500%	6/20/23	1,340,000	1,290,179	(a)(c)(g)
Goldman Sachs Capital III, Junior Subordinated Bonds	4.000%	8/1/16	506,000	379,587	(a)(g)

Total Capital Markets				1,669,766

Consumer Finance - 1.7%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	225,000	253,688
American Express Co., Senior Notes	2.650%	12/2/22	517,000	524,527	(c)
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	500,000	560,804	(c)

Total Consumer Finance				1,339,019

Diversified Financial Services - 0.6%
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	490,000	512,432

Insurance - 0.9%
MetLife Inc., Junior Subordinated Bonds	5.250%	6/15/20	680,000	676,600	(a)(c)(g)

Real Estate Investment Trusts (REITs) - 0.3%
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	5.875%	6/1/21	200,000	201,000

TOTAL FINANCIALS				15,405,152

HEALTH CARE - 1.0%
Health Care Equipment & Supplies - 1.0%
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	300,000	323,715	(c)
Medtronic Inc., Senior Notes	3.500%	3/15/25	440,000	480,198

TOTAL HEALTH CARE				803,913

INDUSTRIALS - 2.7%
Airlines - 0.4%
Air 2 US, Notes	8.027%	10/1/19	23,893	24,968	(b)
American Airlines, Pass Through Trust, Secured Bonds	4.100%	1/15/28	250,000	263,438
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	40,474	46,394

Total Airlines				334,800

Construction & Engineering - 0.5%
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	200,000	203,000	(b)
Odebrecht Finance Ltd., Senior Notes	4.375%	4/25/25	500,000	221,000	(b)

Total Construction & Engineering				424,000

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Industrial Conglomerates - 1.8%
General Electric Co., Junior Subordinated Bonds	5.000%	1/21/21	1,312,000	$1,393,672	(a)(c)(g)

TOTAL INDUSTRIALS				2,152,472

INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment, Instruments & Components - 0.3%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	260,000	250,679

IT Services - 0.1%
First Data Corp., Senior Secured Notes	6.750%	11/1/20	65,000	68,054	(b)

Technology Hardware, Storage & Peripherals - 0.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	4.420%	6/15/21	340,000	350,333	(b)

TOTAL INFORMATION TECHNOLOGY				669,066

MATERIALS - 1.6%
Chemicals - 0.2%
Jac Holding Corp., Senior Secured Notes	11.500%	10/1/19	143,000	150,865	(b)

Construction Materials - 0.8%
Cemex SAB de CV, Senior Secured Notes	5.378%	10/15/18	650,000	667,875	(a)(b)(c)

Metals & Mining - 0.6%
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	500,000	469,850	(c)

TOTAL MATERIALS				1,288,590

TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.1%
AT&T Inc., Senior Notes	3.600%	2/17/23	810,000	846,189	(c)
Cincinnati Bell Telephone Co., LLC, Senior Debentures	6.300%	12/1/28	45,000	42,705

Total Diversified Telecommunication Services				888,894

Wireless Telecommunication Services - 1.3%
Sprint Corp., Senior Notes	7.250%	9/15/21	530,000	454,475
Sprint Corp., Senior Notes	7.625%	2/15/25	740,000	589,225

Total Wireless Telecommunication Services				1,043,700

TOTAL TELECOMMUNICATION SERVICES				1,932,594

TOTAL CORPORATE BONDS & NOTES (Cost - $30,927,551)				32,805,544

MORTGAGE-BACKED SECURITIES - 2.7%
GNMA - 2.7%
Government National Mortgage Association (GNMA)	6.500%	8/15/34	173,957	202,339	(c)
Government National Mortgage Association (GNMA) II	1.738%	8/20/58	133,044	135,190	(a)(c)
Government National Mortgage Association (GNMA) II	2.080%	10/20/59-1/20/60	693,962	712,717	(a)(c)
Government National Mortgage Association (GNMA) II	2.041%	12/20/59	146,712	150,389	(a)(c)
Government National Mortgage Association (GNMA) II	2.050%	12/20/59	611,712	626,682	(a)(c)
Government National Mortgage Association (GNMA) II	1.615%	7/20/60	141,046	143,699	(a)(c)
Government National Mortgage Association (GNMA) II	1.902%	7/20/60	144,544	147,255	(a)(c)

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $2,104,356)				2,118,271

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
MUNICIPAL BONDS - 0.5%
NORTH CAROLINA - 0.5%
North Carolina State Education Assistance Authority Revenue, Student Loan Backed Notes (Cost - $378,999)	1.538%	10/25/41	400,000		$379,944	(a)

SENIOR LOANS - 3.3%
CONSUMER DISCRETIONARY - 1.3%
Media - 1.0%
Univision Communications Inc., Term Loan C4	4.000%	3/1/20	773,102		769,305	(h)(i)

Specialty Retail - 0.3%
Michaels Stores Inc., Term Loan B	3.750%	1/28/20	243,108		242,753	(h)(i)

TOTAL CONSUMER DISCRETIONARY					1,012,058

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Envision Healthcare Corp., Initial Term Loan	4.250%	5/25/18	234,344		234,637	(h)(i)

INDUSTRIALS - 0.4%
Airlines - 0.4%
American Airlines Inc., New Term Loan	3.250%	6/27/20	291,795		288,604	(h)(i)

INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.3%
First Data Corp., Extended 2021 Term Loan	4.452%	3/24/21	243,558		243,162	(h)(i)

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Intelsat Jackson Holdings SA, Term Loan B2	3.750%	6/30/19	711,984		647,015	(h)(i)
Virgin Media Investment Holdings Ltd., USD Term Loan F	3.649%	6/30/23	168,330		164,363	(h)(i)

TOTAL TELECOMMUNICATION SERVICES					811,378

TOTAL SENIOR LOANS (Cost - $2,600,584)					2,589,839

SOVEREIGN BONDS - 5.0%
Brazil - 2.9%
Federative Republic of Brazil, Notes	10.000%	1/1/21	7,582,000	BRL	2,206,862
Federative Republic of Brazil, Senior Notes	10.000%	1/1/17	384,000	BRL	117,717

Total Brazil					2,324,579

Mexico - 1.5%
United Mexican States, Medium-Term Notes	6.750%	9/27/34	85,000		115,388	(c)
United Mexican States, Senior Bonds	6.500%	6/9/22	15,090,000	MXN	863,928
United Mexican States, Senior Notes	5.550%	1/21/45	210,000		252,262	(c)

Total Mexico					1,231,578

Russia - 0.6%
Russian Foreign Bond - Eurobond, Senior Bonds	12.750%	6/24/28	254,000		446,470	(f)

TOTAL SOVEREIGN BONDS (Cost - $4,165,073)					4,002,627

			SHARES
COMMON STOCKS - 0.0%
INDUSTRIALS - 0.0%
Marine - 0.0%
DeepOcean Group Holding AS			3,101		16,811	*(d)(j)

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Axtel SAB de CV, ADR			5,390		12,720	*(b)

TOTAL COMMON STOCKS (Cost - $88,122)					29,531

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	SHARES	VALUE
PREFERRED STOCKS - 2.7%
FINANCIALS - 2.7%
Capital Markets - 2.7%
Northern Trust Corp.	5.850%	28,000	$778,120
State Street Corp.	5.900%	49,000	1,381,310	(a)

TOTAL PREFERRED STOCKS (Cost - $1,975,960)			2,159,430

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $105,258,826)			106,032,973

SHORT-TERM INVESTMENTS - 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $839,054)	0.238%	839,054	839,054

TOTAL INVESTMENTS - 134.2% (Cost - $106,097,880#)			106,872,027
Liabilities in Excess of Other Assets - (34.2)%			(27,260,519)

TOTAL NET ASSETS - 100.0%			$79,611,508

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(d)	Illiquid security.

(e)	The coupon payment on these securities is currently in default as of June 30, 2016.

(f)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
ARM	— Adjustable Rate Mortgage
BRL	— Brazilian Real
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
IO	— Interest Only
MXN	— Mexican Peso
PAC	— Planned Amortization Class
STRIPS	— Separate Trading of Registered Interest and Principal Securities

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Variable Rate Strategic Fund Inc. (the “Fund”) was incorporated in Maryland on August 3, 2004 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to maintain a high level of current income. The Fund invests primarily in variable rate instruments of U.S. and non-U.S. issuers, including U.S. and non-U.S. investment grade and high-yield debt, senior loans, emerging market debt and derivatives related to these securities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Collateralized mortgage obligations	—	$35,614,778	—	$35,614,778
Asset-backed securities	—	26,333,009	—	26,333,009
Corporate bonds & notes	—	32,805,544	—	32,805,544
Mortgage-backed securities	—	2,118,271	—	2,118,271
Municipal bonds	—	379,944	—	379,944
Senior loans	—	2,589,839	—	2,589,839
Sovereign bonds	—	4,002,627	—	4,002,627
Common stocks:
Industrials	—	—	$16,811	16,811
Telecommunication Services	—	12,720	—	12,720
Preferred stocks	$2,159,430	—	—	2,159,430

Total long-term investments	$2,159,430	$103,856,732	$16,811	$106,032,973

Short-term investments†	$839,054	—	—	$839,054

Total investments	$2,998,484	$103,856,732	$16,811	$106,872,027

Other financial instruments:
Futures contracts	$398,928	—	—	$398,928

Total	$3,397,412	$103,856,732	$16,811	$107,270,955

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Forward foreign currency contracts	—	$134,551	—	$134,551
OTC credit default swaps on corporate issues - buy protection‡	—	1,047	—	1,047
Centrally cleared interest rate swaps	—	77,605	—	77,605

Total	—	$213,203	—	$213,203

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At June 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,494,935
Gross unrealized depreciation	(4,720,788)

Net unrealized appreciation	$774,147

At June 30, 2016, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Barclays Capital Inc.	1.80%	2/22/2016	TBD**	$ 256,087	Sovereign Bonds	$ 367,650
Barclays Capital Inc.	1.85%	2/22/2016	TBD**	203,100	Corporate Bonds & Notes	249,000
Barclays Capital Inc.	1.95%	2/22/2016	TBD**	1,203,050	Corporate Bonds & Notes	1,810,545
Barclays Capital Inc.	(1.00)%	4/1/2016	TBD**	296,250	Corporate Bonds & Notes	469,850
Deutsche Bank AG	0.75%	6/22/2016	9/22/2016	8,026,100	Collateralized Mortgage Obligations	6,654,772
					Mortgage-Backed Securities	2,118,271
Deutsche Bank AG	1.41%	6/30/2016	7/29/2016	910,336	Collateralized Mortgage Obligations	1,230,928
Morgan Stanley	1.25%	4/25/2016	7/25/2016	6,404,700	Corporate Bonds & Notes	6,889,519
Morgan Stanley	1.40%	4/25/2016	7/25/2016	570,900	Corporate Bonds & Notes	676,600
Morgan Stanley	1.75%	4/25/2016	7/25/2016	1,413,300	Corporate Bonds & Notes	1,968,274
Morgan Stanley	1.25%	5/12/2016	8/10/2016	3,683,000	Corporate Bonds & Notes	4,019,679
Royal Bank of Canada	1.10%	4/4/2016	7/5/2016	3,580,813	Corporate Bonds & Notes	3,876,547
Royal Bank of Canada	1.10%	6/14/2016	9/13/2016	954,625	Corporate Bonds & Notes	992,593
Royal Bank of Canada	1.95%	6/16/2016	9/16/2016	591,000	Collateralized Mortgage Obligations	640,927
Royal Bank of Canada	2.05%	6/16/2016	9/16/2016	523,000	Collateralized Mortgage Obligations	651,214

				$ 28,616,261		$ 32,616,369

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements.

At June 30, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury 10-Year Notes	104	9/16	$13,501,432	$13,830,375	$328,943
U.S. Treasury Ultra Long-Term Bonds	6	9/16	1,048,265	1,118,250	69,985

Net unrealized appreciation on open futures contracts					$398,928

At June 30, 2016, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	796,813	BRL	3,000,000	Citibank N.A.	7/14/16	$(134,551)

Abbreviations used in this table:

BRL	— Brazilian Real
USD	— United States Dollar

Notes to Schedule of Investments (unaudited) (continued)

At June 30, 2016, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
CENTRAL COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Chicago Mercantile Exchange	$2,500,000	6/28/23	1.238% semi-annually	3-Month LIBOR quarterly	$(3,126)	$(6,168)
Chicago Mercantile Exchange	25,000,000	6/28/26	1.454% semi-annually	3-Month LIBOR quarterly	(43,829)	(71,437)

Total	$27,500,000				$(46,955)	$(77,605)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JUNE 30, 2016[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Goldman Sachs Group Inc. (Assured Guaranty Municipal Corp., 0.480%, due 3/20/20)	$10,000	3/20/20	2.05%	5.000% quarterly	$(1,047)	$119	$(1,166)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Variable Rate Strategic Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2016